FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of the Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO"):

     During the Fund's 3rd fiscal quarter, the economy slowed from its rapid growth earlier in the year and, for the first time in two years, the Federal Reserve paused in its ratcheting up of short-term interest rates. In this environment, the Fund performed very well, earning a total return of +3.0% on its net asset value (NAV) in the three months ended August 31st and +5.2% over its fiscal year-to-date.

     In a reversal of the weak markets for Treasury securities earlier in the year, when the Fund's hedging strategies contributed significantly to results, long-term interest rates declined during the recent fiscal quarter and the interest-rate hedge proved unnecessary. However, as always, we follow the Fund's investment strategy of maintaining the hedge in place, while attempting to control its cost. Doing so helps protect the value of the Fund's holdings against significant increases in long-term interest rates and potentially results in an increase in the Fund's distributable income. During the recent fiscal quarter, the Fund's NAV performed very well, even after absorbing the cost of the hedge.

     Conditions in the market for preferred securities continue to be positive. This market is somewhat amorphous, so we find it useful to break it down into smaller groups of similarly-structured issues. The market for traditional preferred STOCK (issues that pay dividends and may have tax advantages to certain investors which the Fund can pass through to its shareholders) has been delivering strong relative returns for some time. As of August 31st, this type of security comprised 63% of the Fund's portfolio.

     Since the beginning of 2006, fourteen new traditional preferred stock issues totaling $5.7 billion have been brought to market (increasing the sector total by roughly 10%); the additional supply has helped focus interest on traditional preferred stock and appears to have attracted new investors. Several of these recent issues have dividend rates that adjust every quarter to reflect changes in short-term interest rates. This floating-rate feature fits the Fund nicely because it tends to offset changes in the cost of the Fund's leverage and requires only a minimal interest-rate hedge. However, unless the level of income we can earn on this type of security goes up, we don't anticipate increasing the Fund's holdings much beyond present levels.

     The other major category of the preferred market is the fully taxable or "hybrid" preferred. Income from these issues is taxed as ordinary income to investors and is a deductible expense to the issuer. Taxable preferred securities comprise the lion's share of the preferred market, and the segment continues to grow rapidly. Over $24 billion of new taxable preferred securities have come to market in 2006. As of August 31st, 31% of the Fund's portfolio was invested in fully-taxable preferred securities.

     Much of the recent growth in taxable preferred securities has come from issuance of "enhanced" preferreds. These issues have certain terms and conditions which may result in better credit ratings for the issuer (which in turn helps keep their borrowing costs down). Since most of these features favor the issuer, investors should require a higher return. In our view, too often this is not the case. As a result, the portfolio's allocation to enhanced preferreds has increased at a much slower pace than that of the overall market.

     While changes in short-term interest rates affect the valuation of some of the Fund's securities (and therefore its NAV), short-term rates more directly affect the Fund's income and the amount of its dividend by influencing both the cost of its Money Market PreferredTM Stock (MMP(R)) leverage and its hedging strategy. The Fund's leverage generally produces additional distributable income for its Common Stock shareholders. The amount of this additional income is influenced by the "spread" between the income generated by the portfolio and the cost of leverage.

     As the Fed increased short-term interest rates through June 2006, these spreads narrowed significantly and the Fund generated less additional distributable income. If the Fed maintains its pause on short-term rates, and long-term rates do not decrease materially, the Fund's leverage should continue to produce the same additional distributable income as it does now. Of course, if the Fed lowers short-term interest rates, the Fund should see a greater benefit from its use of leverage and consequently have more additional distributable income for its Common Stock shareholders.

     The cost of the Fund's hedging strategy is also directly affected by the slope of the yield curve (in other words, the difference between short- and long-term interest rates). When the yield curve is steep - as it was for most of the period from mid-2001 through 2004 - hedging tends to be expensive, because the market charges the difference between long- and short-term yields to those hedging. However, if the slope of the yield curve is as flat as it has been this year, the market will not charge as much to hedge and the Fund should not need to spend as much on its hedging strategy as it has over the past few years.

     We hope investors will take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. On it, there is a more extensive discussion of enhanced hybrid preferred securities, the impact of changing short-term interest rates on the additional distributable income provided by the Fund's leverage and how the slope of the yield curve affects the cost of the Fund's hedging strategy. It also contains a wide range of additional information about the Fund.

           Sincerely,

           /S/ DONALD F. CRUMRINE                     /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                         Robert M. Ettinger
           Chairman of the Board                      President

October 19, 2006

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2006 (UNAUDITED)
                                           -------------------------------------


FUND STATISTICS ON 08/31/06
---------------------------------------------------
Net Asset Value                       $      12.16

Market Price                          $      11.94

Discount                                      1.81%

Yield on Market Price                         6.53%

Common Stock Shares Outstanding         11,695,372

INDUSTRY CATEGORIES         % OF PORTFOLIO
------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS

Utilities                              35%

Banks                                  24%

Insurance                              16%

Financial Services                     12%

Oil and Gas                             7%

REITs                                   3%

Other                                   3%

MOODY'S RATINGS             % OF PORTFOLIO
------------------------------------------
AAA                                   0.3%


AA                                    1.1%

A                                    20.2%

BBB                                  53.3%

BB                                   12.2%

Not Rated                            11.1%
------------------------------------------
Below Investment Grade*              15.0%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.

TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
------------------------------------------------------
Interstate Power & Light                      4.9%

Goldman Sachs                                 4.6%

Xcel Energy                                   3.7%

Cobank                                        3.0%

EOG Resources                                 3.0%

North Fork Bancorporation                     2.9%

HSBC                                          2.8%

Principal Financial Group                     2.8%

SLM Corporation                               2.7%

First Republic Bank                           2.7%



                                                                                           % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                     68%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                 63%
-----------------------------------------------------------------------------------------------------------
**  THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION OF FUND
    DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY,
    DEPENDING ON MARKET  CONDITIONS.  INVESTORS SHOULD CONSULT THEIR TAX ADVISOR
    REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------

PREFERRED SECURITIES -- 93.4%
               BANKING -- 23.6%
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $      3,405,360
               Auction Pass-Through Trust, Cl. B:
            9    Series 2006-5, Variable Rate Pfd., 144A****....................................            268,875*
            9    Series 2006-6, Variable Rate Pfd., 144A****....................................            268,875*
$   1,000,000  Barclays Bank PLC, Adj. Rate Pfd.................................................            937,305**(1)
$   2,000,000  Capital One Capital III, 7.686% Pfd..............................................          2,089,970
               Cobank, ACB:
       45,000    7.00% Pfd., 144A****...........................................................          2,330,775*
       75,000    Adj. Rate Pfd., 144A****.......................................................          4,087,125*
$     500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B...            539,657
        4,500  FBOP Corporation, Adj. Rate Pfd., 144A****.......................................          4,590,000*
$   2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............          2,371,241(1)
               First Republic Bank:
      200,000    6.25% Pfd......................................................................          4,914,000*
        5,000    6.70% Pfd......................................................................            126,925*
       22,500  First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A****..            605,812
        7,400  Fleet Capital Trust VII, 7.20% Pfd. 12/15/31.....................................            188,737
        5,000  Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32....................................            128,450
$   4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................          4,621,008
$   3,500,000  HBOS Capital Funding LP, 6.85% Pfd...............................................          3,547,425(1)
        5,000  HSBC Series II, Variable Inverse Pfd., Pvt.......................................          5,510,000*
               HSBC USA, Inc.:
        9,500    6.50% Pfd., Series H...........................................................            251,133*
        3,250    $2.8575 Pfd....................................................................            163,296*
       12,000  Keycorp Capital VIII, 7.00% Pfd. 06/15/66........................................            310,380
$   1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security.................          1,413,504
$   1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................          1,569,690
       16,000  PFGI Capital Corporation, 7.75% Pfd..............................................            412,960
$     650,000  RBS Capital Trust B, 6.80% Pfd...................................................            655,629**(1)
           10  Roslyn Real Estate, 8.95% Pfd., Series C, 144A****...............................          1,093,816
       70,500  Sovereign Bancorp, 7.30% Pfd., Series C..........................................          1,879,530*
       20,375  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................            537,493
        6,000  USB Capital X, 6.50% Pfd. 04/12/66...............................................            149,790
$   1,100,000  Washington Mutual Preferred Funding, Variable Rate Pfd., 144A****................          1,079,667
-------------------------------------------------------------------------------------------------------------------
                                                                                                         50,048,428
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------

PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 11.7%
------------------------------------------------------------------------------------------------------------------------------------
               Goldman Sachs Group, Inc.:
      100,000    Adj. Rate Pfd., Series D.......................................................   $      2,557,500*
           25    Pass-Through Certificates, Class B, 144A****...................................          2,667,500*
        3,500    STRIPES Custodial Receipts, Pvt................................................          3,724,000*
      109,505  Lehman Brothers Holdings, Inc., 5.94% Pfd., Series C.............................          5,548,071*
        3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................          3,072,000*
        9,200  Morgan Stanley Capital Trust IV, 6.25% Pfd.......................................            226,550
       47,000  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................          1,181,815
               SLM Corporation:
       94,150    6.97% Pfd., Series A...........................................................          5,064,799*
        7,500    Adj. Rate Pfd., Series B.......................................................            766,313*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,808,548
                                                                                                   ----------------
               INSURANCE -- 13.4%
------------------------------------------------------------------------------------------------------------------------------------
       20,000  ACE Ltd., 7.80% Pfd., Series C...................................................            516,600**(1)
       25,000  Aegon NV, 6.50% Pfd..............................................................            626,000**(1)
               Arch Capital Group Ltd.:
       10,000    7.875% Pfd., Series B..........................................................            255,550**(1)
        4,400    8.00% Pfd......................................................................            113,652**(1)
               Axis Capital Holdings:
       73,950    7.25% Pfd., Series A...........................................................          1,888,313**(1)
        9,300    Variable Rate Pfd., Series B...................................................            942,601(1)
       16,000  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................            393,920
       64,600  Endurance Specialty Holdings, 7.75% Pfd..........................................          1,606,279**(1)
       13,750  Everest Re Capital Trust II, 6.20% Pfd., Series B................................            315,700(1)
       10,000  Lincoln National Corporation, 6.75% Pfd. 04/20/66................................            251,150
      140,000  MetLife Inc., 6.50% Pfd., Series B...............................................          3,602,200*
$   1,925,000  Oil Insurance Ltd., Variable Rate Pfd., 144A****.................................          1,963,615(1)
        4,900  PartnerRe Capital Trust I, 7.90% Pfd. 12/31/31...................................            124,631**(1)
        1,930  PartnerRe Ltd., 6.75% Pfd., Series C.............................................             48,182**(1)
      213,500  Principal Financial Group, 6.518% Pfd............................................          5,895,803*
$     511,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................            485,591
$   4,000,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........          4,212,420(1)
               Renaissancere Holdings Ltd.:
       25,000    6.08% Pfd., Series C...........................................................            556,500**(1)
        6,000    7.30% Pfd., Series B...........................................................            150,450**(1)
       14,000    8.10% Pfd., Series A...........................................................            352,100**(1)
      115,500  Scottish Re Group Ltd., 7.25% Pfd................................................          2,285,168**(1)
       22,280  St. Paul Capital Trust I, 7.60% Pfd. 10/15/50....................................            565,912

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
$     560,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................   $        672,790
       22,850  XL Capital Ltd., 8.00% Pfd., Series A............................................            589,302**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         28,414,429
                                                                                                   ----------------
               UTILITIES -- 34.7%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd......................................................................            434,480*
        6,485    4.72% Pfd......................................................................            580,537*
          868    4.92% Pfd......................................................................             80,997*
        6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993........................            624,900*
       10,000  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................            472,400
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt.............            136,060*
        3,798  Central Maine Power Company, 4.75% Pfd...........................................            324,596*
       11,119  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt.........          1,155,209*
               Connecticut Light & Power Company:
        2,050    4.50% Pfd., Series 1956........................................................             80,473*
       10,000    4.50% Pfd., Series 1963, Pvt...................................................            387,200*
       25,000    5.28% Pfd., Series 1967........................................................          1,156,625*
          883    $2.04 Pfd., Series 1949........................................................             31,422*
        2,900    $2.20 Pfd., Series 1949........................................................            111,302*
        9,652    $3.24 Pfd......................................................................            509,046*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C....................            175,720*
        7,500  Dayton Power and Light Company, 3.90% Pfd., Series C.............................            503,100*
$   1,500,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............          1,732,327
               Duquesne Light Company:
       15,030    3.75% Pfd......................................................................            498,169*
       25,775    6.50% Pfd......................................................................          1,308,726*
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd......................................................................            224,814*
        3,050    4.56% Pfd., Series 1965........................................................            241,438*
        1,435    6.08% Pfd......................................................................            144,131*
       90,000    6.45% Pfd......................................................................          2,313,900*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd.............................................            235,593*
       36,000  Entergy Louisiana, Inc., 6.95% Pfd., 144A****....................................          3,729,780*
               Entergy Mississippi, Inc.:
        4,616    4.36% Pfd......................................................................            328,521*
        5,000    4.92% Pfd......................................................................            401,575*
        4,400  Florida Power Company, 4.75% Pfd.................................................            393,822*
       18,500  FPC Capital I, 7.10% Pfd., Series A..............................................            467,310

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
        8,900  Georgia Power Capital Trust, 6.125% Pfd..........................................   $        228,952*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd......................................................................            124,897*
        2,000    4.35% Pfd......................................................................            159,210*
       24,000  Gulf Power Company, 6.00% Pfd., Series 1.........................................          2,506,200*
               Hawaiian Electric Company, Inc.:
        2,471    5.00% Pfd., Series D...........................................................             41,377*
        7,438    5.00% Pfd., Series E...........................................................            124,549*
        1,383    5.00% Pfd., Series I...........................................................             23,158*
$   3,750,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security.........          3,939,844
       30,500  Indianapolis Power & Light Company, 5.65% Pfd....................................          2,823,995*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B..........................         10,460,100*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949...........................            214,364*
               Ohio Power Company:
        3,018    4.20% Pfd......................................................................            240,761*
        1,251    4.40% Pfd......................................................................            104,546*
               Pacific Enterprises:
       13,680    $4.36 Pfd......................................................................          1,119,845*
       24,985    $4.50 Pfd......................................................................          2,110,983*
       15,730    $4.75 Pfd., Series 53..........................................................          1,402,801*
               Pacific Gas & Electric Co.:
        7,600    4.50% Pfd., Series H...........................................................            151,278*
       41,500    5.00% Pfd., Series D...........................................................            909,680*
       83,000    5.00% Pfd., Series E...........................................................          1,868,330*
               PacifiCorp:
        5,672    $4.56 Pfd......................................................................            462,438*
        6,708    $4.72 Pfd......................................................................            566,055*
        8,750    $7.48 Sinking Fund Pfd.........................................................            890,094*
        1,250  PECO Energy Company, $4.30 Pfd., Series B........................................             99,881*
$   1,500,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D.........          1,600,620
       12,748  Portland General Electric, 7.75% Sinking Fund Pfd................................          1,299,340*
       30,000  PPL Electric Utilities Corporation, 6.25% Pfd....................................            769,650*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E......................          1,355,454*
       70,210  San Diego Gas & Electric Company, $1.70 Pfd......................................          1,821,247*
               South Carolina Electric & Gas Company:
       13,974    5.125% Purchase Fund Pfd., Pvt.................................................            718,124*
        7,774    6.00% Purchase Fund Pfd., Pvt..................................................            395,774*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Southern California Edison:
        5,000    4.24% Pfd......................................................................   $         97,100*
       11,300    6.00% Pfd......................................................................          1,121,322*
       60,000  Southern Union Company, 7.55% Pfd................................................          1,559,100*
$     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security.........................            789,866
               Union Electric Company:
        5,700    4.56% Pfd......................................................................            509,495*
        4,800    $7.64 Pfd......................................................................            495,624*
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd......................................................................            124,967*
        2,470    $4.20 Pfd......................................................................            192,722*
        1,673    $4.80 Pfd......................................................................            150,595*
        2,878    $6.98 Pfd......................................................................            295,455*
       12,500    $7.05 Pfd......................................................................          1,279,188*
       11,200  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................            286,776
        2,262  Washington Gas & Light Company, $4.25 Pfd........................................            183,448*
       12,863  Wisconsin Power & Light Company, 6.20% Pfd.......................................          1,318,393*
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B...........................................................          1,175,025*
       20,040    $4.10 Pfd., Series C...........................................................          1,577,549*
       35,510    $4.11 Pfd., Series D...........................................................          2,802,272*
       17,750    $4.16 Pfd., Series E...........................................................          1,417,693*
       10,000    $4.56 Pfd., Series G...........................................................            875,500*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         73,569,810
                                                                                                   ----------------
               OIL AND GAS -- 4.8%
------------------------------------------------------------------------------------------------------------------------------------
        8,000  Devon Energy Corporation, 6.49% Pfd., Series A...................................            816,000*
$     372,000  Enterprise Products Partners, Variable Rate Pfd..................................            387,107
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B.......................................          6,414,161*
$   1,650,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security............................          1,489,043
       10,000  Lasmo America Limited, 8.15% Pfd., 144A****......................................          1,068,800*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,175,111
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.3%
------------------------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       12,600    6.75% Pfd., Series D...........................................................            305,424
       18,900    8.08% Pfd., Series B...........................................................            484,879

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------

PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
       20,000  Duke Realty Corporation, 6.625% Pfd., Series J...................................   $        490,600
       10,000  Equity Office Property Trust, 7.75% Pfd., Series G...............................            253,900
        1,000  Equity Residential Properties, 8.29% Pfd., Series K..............................             59,105
       10,000  PS Business Parks, Inc., 7.00% Pfd., Series H....................................            248,950
               Public Storage, Inc.:
       13,600    6.18% Pfd., Series D...........................................................            322,728
      114,075    6.45% Pfd., Series F...........................................................          2,767,459
        6,300    6.60% Pfd., Series C...........................................................            155,831
        2,900    6.75% Pfd., Series E...........................................................             72,834
       70,000    7.25% Pfd., Series K...........................................................          1,783,250
        3,700    7.625% Pfd., Series U..........................................................             94,424
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,039,384
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.9%
------------------------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B........................          1,120,504*
       35,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................          3,036,600*
       26,000  Touch America Holdings, $6.875 Pfd...............................................                --+*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,157,104
                                                                                                   ----------------
                 TOTAL PREFERRED SECURITIES
                 (Cost $188,311,094) ...........................................................        198,212,814
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 5.5%
               FINANCIAL SERVICES -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
       36,300  Saturns-GS, 6.00% 02/15/33, Series Goldman Sachs.................................            864,121
-------------------------------------------------------------------------------------------------------------------
                                                                                                            864,121
                                                                                                   ----------------
               INSURANCE -- 2.5%
------------------------------------------------------------------------------------------------------------------------------------
$     900,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................            895,990
               Liberty Mutual Insurance:
$     533,000    7.50% 08/15/36, 144A****.......................................................            548,633
$   3,869,000    7.697% 10/15/97, 144A****......................................................          3,860,624
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,305,247
                                                                                                   ----------------
               UTILITIES -- 0.6%
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................            926,850
       10,000  Entergy Louisiana LLC, 7.60% 04/01/32............................................            255,550
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,182,400
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


SHARES/$ PAR                                                                                              VALUE
------------                                                                                              ------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               OIL AND GAS -- 2.0%
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  KN Energy, Inc., 7.45% 03/01/98..................................................   $      1,766,990
       97,900  Nexen, Inc., 7.35% Subordinated Notes............................................          2,491,555(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,258,545
                                                                                                   ----------------
                 TOTAL CORPORATE DEBT SECURITIES
                 (Cost $11,486,108).............................................................         11,610,313
                                                                                                   ----------------
OPTION CONTRACTS -- 0.0%
        1,150  December Put Options on December U.S. Treasury Bond Futures, Expiring 11/21/06...            125,781+
          265  October Put Options on December U.S. Treasury Bond Futures, Expiring 09/22/06....              4,141+
-------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                 (Cost $742,210)................................................................            129,922
                                                                                                   ----------------
MONEY MARKET FUND -- 0.3%
      607,814  BlackRock Provident Institutional, TempFund......................................            607,814
-------------------------------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET FUND
                 (Cost $607,814)................................................................            607,814
                                                                                                   ----------------

TOTAL INVESTMENTS (Cost $201,147,226***)................................................. 99.2%         210,560,863
OTHER ASSETS AND LIABILITIES (Net).......................................................  0.8%           1,679,461
                                                                                          -----    ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK................................ 100.0%++  $    212,240,324
                                                                                         ------    ----------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ..........................        (70,000,000)
                                                                                                   ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $    142,240,324
                                                                                                   ================
-----------------------------

*     Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
****  Securities  exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may be resold in  transactions  exempt from  registration  to qualified  institutional  buyers.  These securities  have  been  determined  to be  liquid  under the  guidelines  established  by the Board of
      Directors.
(1)   Foreign Issuer.
+     Non-income producing.
++    The percentage shown for each investment  category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
REIT  -- Real Estate Investment Trust

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                            VALUE
                                                                                                           --------

OPERATIONS:
      Net investment income ....................................................................    $     8,790,307
      Net realized gain/(loss) on investments sold during the period ...........................          3,268,067
      Change in net unrealized appreciation/depreciation of investments held
          during the period ....................................................................         (2,621,191)
      Distributions to MMP(R)* Shareholders from net investment income,
          including changes in accumulated undeclared distributions ............................         (2,113,658)
                                                                                                    ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................          7,323,525

DISTRIBUTIONS:
      Dividends paid from net investment income to Common Stock Shareholders (2)................         (7,031,420)
                                                                                                    ---------------
      TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................         (7,031,420)

FUND SHARE TRANSACTIONS:
      Increase from shares issued under the Dividend Reinvestment
          and Cash Purchase Plan ...............................................................            231,696
                                                                                                    ---------------
      NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
          FROM FUND SHARE TRANSACTIONS .........................................................            231,696

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                                ---------------
      FOR THE PERIOD ...........................................................................    $       523,801
                                                                                                    ===============


------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
      Beginning of period ......................................................................    $   141,716,523
      Net increase in net assets during the period .............................................            523,801
                                                                                                    ---------------
      End of period ............................................................................    $   142,240,324
                                                                                                    ===============
--------------------------------------------------------
*     Money Market Cumulative PreferredTM Stock.
(1)   These tables  summarize the nine months ended August 31, 2006 and should be read in  conjunction  with the Fund's audited financial statements,  including footnotes, in its Annual Report dated November 30,
      2005.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine  Preferred Income  Opportunity Fund  Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH AUGUST 31, 2006 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period .....................................................    $         12.14
                                                                                                    ---------------
INVESTMENT OPERATIONS:
      Net investment income ....................................................................               0.75
      Net realized and unrealized  gain/(loss) on investments ..................................               0.05

DISTRIBUTIONS  TO MMP(R)* SHAREHOLDERS:
      From net investment income ...............................................................              (0.18)
      From net realized capital gains ..........................................................                 --
                                                                                                    ---------------
      Total from investment operations .........................................................               0.62
                                                                                                    ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
      From net investment income ...............................................................              (0.60)
      From net realized capital gains                                                                            --
                                                                                                    ---------------
      Total distributions to Common Stock Shareholders .........................................              (0.60)
                                                                                                    ---------------
      Net asset value, end of period ...........................................................    $         12.16
                                                                                                    ===============
      Market value, end of period ..............................................................    $         11.94
                                                                                                    ===============
      Common Stock shares outstanding, end of period ...........................................         11,695,372
                                                                                                    ===============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
      Net investment income + ..................................................................               6.25%**
      Operating expenses .......................................................................               1.55%**

--------------------------------------------------------
SUPPLEMENTAL DATA:++
      Portfolio turnover rate ..................................................................                 55%***
      Total net assets available to Common and Preferred Stock, end of period (in 000's)........    $       212,240
      Ratio of operating expenses to total average net assets available to
          Common and Preferred Stock ...........................................................               1.04%**

(1)   These tables  summarize the nine months ended August 31, 2006 and should be read in  conjunction  with the Fund's audited financial statements,  including footnotes, in its Annual Report dated November 30,
      2005.
*     Money Market Cumulative PreferredTM Stock.
**    Annualized.
***   Not Annualized.
+     The net  investment  income ratios  reflect  income net of operating  expenses and payments to MMP(R)*
      Shareholders.
++    Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
--------------------------------------------------------------------------------


                                                     TOTAL                                                  DIVIDEND
                                                   DIVIDENDS         NET ASSET          NYSE              REINVESTMENT
                                                      PAID            VALUE         CLOSING PRICE           PRICE(1)
                                                  ------------     ------------    ----------------    ----------------
December 31, 2005...............................    $0.0705          $12.24           $11.09                $11.43
January 31, 2006................................     0.0705           12.28            12.63                 12.28
February 28, 2006...............................     0.0705           12.38            12.39                 12.38
March 31, 2006..................................     0.0650           12.25            11.46                 11.54
April 30, 2006..................................     0.0650           12.11            11.22                 11.27
May 31, 2006....................................     0.0650           12.00            11.05                 11.20
June 30, 2006...................................     0.0650           11.86            11.10                 11.21
July 31, 2006...................................     0.0650           11.83            11.53                 11.79
August 31, 2006.................................     0.0650           12.16            11.94                 12.02

--------------------
 (1)  Whenever the net asset value per share of the Fund's  Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price.  Otherwise,  the reinvestment  shares of Common Stock will be purchased in the open market.

                                                     13

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1.  AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

    At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $200,973,070, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $14,533,803, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,946,010.

                      [This page intentionally left blank]

DIRECTORS
      Donald F. Crumrine, CFA
          Chairman of the Board
      David Gale
      Morgan Gust
      Karen H. Hogan
      Robert F. Wulf, CFA

OFFICERS
      Donald F. Crumrine, CFA
          Chief Executive Officer
      Robert M. Ettinger, CFA
          President
      R. Eric Chadwick,  CFA
          Chief Financial  Officer,
          Vice President and Treasurer
      Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
      Bradford S. Stone
          Vice President and
          Assistant Treasurer
      Christopher D. Ryan, CFA
          Vice President
      Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER
      Flaherty & Crumrine Incorporated
      e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
      CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?
     o If your shares are held in a Brokerage
       Account, contact your Broker.
     o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
       Agent & Shareholder Servicing Agent --
          PFPC Inc.
          P.O. Box 43027
          Providence, RI 02940-3027
          1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

           [GRAPHIC OMITTED]
LIGHTHOUSE ART


FLAHERTY & CRUMRINE

PREFERRED INCOME
OPPORTUNITY FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2006

                             www.preferredincome.com